Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 1,209,226	$ 1,627,181
Restricted cash	192,356	198,285
Trade receivables	68,073	73,667
Flight equipment held for operating leases, net	58,575,672	57,091,166
Investment in finance leases, net	1,208,585	1,254,451
Flight equipment held for sale	466,173	296,696
Prepayments on flight equipment	3,460,296	3,576,187
Maintenance rights and lease premium, net	2,129,993	2,729,962
Other intangibles, net	139,666	163,167
Deferred tax assets	261,004	275,756
Associated companies	1,128,894	971,517
Other assets	2,602,038	3,016,524
Total Assets	71,441,976	71,274,559
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,774,827	1,793,058
Accrued maintenance liability	3,327,347	2,863,730
Lessee deposit liability	1,092,585	1,018,702
Debt	45,294,511	46,483,903
Deferred tax liabilities	2,767,874	2,526,120
Commitments and contingencies
Total Liabilities	54,257,144	54,685,513
Ordinary share capital, €0.01 par value, 450,000,000 ordinary shares authorized as of December 31, 2024 and 2023; 204,543,739 and 215,543,739 ordinary shares issued and 186,783,225 and 202,493,168 ordinary shares outstanding (including 5,072,382 and 4,561,249 shares of unvested restricted stock) as of December 31, 2024 and 2023, respectively	2,558	2,676
Additional paid-in capital	5,809,276	6,594,556
Treasury shares, at cost (17,760,514 and 13,050,571 ordinary shares as of December 31, 2024 and 2023, respectively)	(1,425,652)	(819,305)
Accumulated other comprehensive income	42,683	8,304
Accumulated retained earnings	12,755,758	10,802,599
Total AerCap Holdings N.V. shareholders’ equity	17,184,623	16,588,830
Non-controlling interest	209	216
Total Equity	17,184,832	16,589,046
Total Liabilities and Equity	71,441,976	71,274,559
Variable interest entity
Assets
Restricted cash	51,170	80,910
Flight equipment held for operating leases, net	2,856,682	2,919,819
Other assets	86,020	100,045
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	86,203	74,070
Accrued maintenance liability	145,510	140,310
Debt	$ 1,216,981	$ 1,271,340